DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of sales	$ 52,224	$ 54,044
Compensation	11,155	9,849
Depreciation and amortisation expense	9,075	7,683
Selling, general and administrative expenses	5,354	3,931
Property taxes, sales taxes and other	3,601	3,004
Total	$ 81,409	$ 78,511